Nature of Operations and Continuance of Business (Details Narrative)	12 Months Ended
Dec. 31, 2013
Nature Of Operations And Continuance Of Business Details Narrative
Company incorporated date	Sep. 24, 1998
Company incorporated state	State of Delaware